UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

620 Eight Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2011

Schedule of investments (unaudited)

March 31, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Mortgage-Backed Securities — 3.0%
Bayview Commercial Asset Trust, 2004-3 A1	0.620%	1/25/35	$902,214	$808,617	(a)(b)
Bayview Commercial Asset Trust, 2007-1 B1	0.920%	3/25/37	1,339,896	267,979	(a)(b)(c)
CVS Corp.	9.350%	1/10/23	80,000	83,018	(a)
Extended Stay America Trust, 2010-ESHA XB1	1.166%	1/5/16	41,000,000	827,880	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.244%	4/25/20	9,924,988	750,658	(b)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.521%	8/25/20	8,151,769	745,910	(b)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.687%	6/25/20	2,489,059	251,541	(b)
GS Mortgage Securities Corp.	2.370%	2/10/21	8,790,441	428,973	(a)(b)(c)
GS Mortgage Securities Corp.	1.345%	3/10/44	24,400,000	1,542,080	(a)(b)(c)
GS Mortgage Securities Corp., 2010-C1 X	1.582%	8/10/43	17,057,442	1,618,947	(a)(b)
Morgan Stanley Capital I, 1999-LIFE E	6.957%	4/15/33	972,344	971,480	(b)
Total Commercial Mortgage-Backed Securities (Cost — $7,981,502)				8,297,083
Residential Mortgage-Backed Securities — 62.7%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,498,750	1,239,018
Accredited Mortgage Loan Trust, 2003-3 A1	4.460%	1/25/34	2,059,332	1,640,504	(d)
American Home Mortgage Assets, 2005-2 2A1A	3.104%	1/25/36	1,402,403	739,747	(b)
American Home Mortgage Investment Trust, 2005-1 6A	2.460%	6/25/45	192,594	163,829	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.700%	9/25/35	589,731	349,660	(a)(b)
American Home Mortgage Investment Trust, 2007-2 2A	1.050%	3/25/47	4,717,704	584,434	(b)
American Home Mortgage Investment Trust, 2007-A 4A	0.700%	7/25/46	643,780	210,870	(a)(b)
ARM Trust, 2005-05 1A1	2.779%	9/25/35	458,686	338,958	(b)
ARM Trust, 2005-07 2A21	2.818%	10/25/35	1,040,000	790,375	(b)
ARM Trust, 2005-10 1A21	2.963%	1/25/36	658,130	477,829	(b)
ARM Trust, 2005-12 5A1	0.500%	3/25/36	598,308	339,804	(b)
ARM Trust, 2007-1 1A1	2.991%	3/25/37	877,730	492,943	(b)
Banc of America Funding Corp., 2004-B 6A1	3.344%	12/20/34	1,182,687	640,269	(b)
Banc of America Funding Corp., 2004-C 3A1	3.188%	12/20/34	1,330,935	1,153,362	(b)
Banc of America Funding Corp., 2006-5 4A5	6.000%	9/25/36	3,600,000	3,587,213	(d)
Banc of America Funding Corp., 2006-D 6A1	5.429%	5/20/36	2,894,263	1,936,896	(b)(d)
Banc of America Funding Corp., 2006-F 1A1	4.012%	7/20/36	1,415,300	1,278,431	(b)(d)
Banc of America Funding Corp., 2006-H 3A1	6.022%	9/20/46	465,381	416,596	(b)
Banc of America Funding Corp., 2007-A 2A1	0.414%	2/20/47	668,118	544,929	(b)
Banc of America Funding Corp., 2007-E CA9	5.840%	7/20/47	4,972,912	1,102,144	(b)
Banc of America Mortgage Securities Inc., 2005-E 2A7	2.866%	6/25/35	700,000	563,932	(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.698%	4/28/39	3,490,000	2,723,685	(b)(d)
Bayview Financial Acquisition Trust, 2007-A 2A	0.598%	5/28/37	2,889,934	1,670,675	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M2	1.150%	3/25/37	4,450,213	2,759,132	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3	1.400%	3/25/37	3,084,054	1,634,549	(a)(b)(c)
Bear Stearns Alt-A Trust, 2005-2 2A4	2.758%	4/25/35	306,550	249,611	(b)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.568%	3/25/35	648,113	489,200	(b)
Bear Stearns Alt-A Trust, 2005-4 24A1	5.228%	5/25/35	860,046	782,773	(b)
Bear Stearns Alt-A Trust, 2005-9 25A1	5.528%	11/25/35	769,419	590,833	(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.868%	3/25/36	2,830,039	1,621,069	(b)
Bear Stearns ARM Trust, 2005-1 2A1	2.783%	3/25/35	846,569	696,384	(b)
Bear Stearns ARM Trust, 2005-6 1A1	2.934%	8/25/35	250,587	195,290	(b)
Bear Stearns Asset Backed Securities Trust, 2003-SD2 1A	4.120%	6/25/43	114,264	112,302	(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.750%	9/25/34	275,488	218,623	(b)
Chase Mortgage Finance Corp., 2005-A2 1A5	2.814%	1/25/36	4,000,000	3,049,698	(b)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	$1,156,493	$1,093,760	(d)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.380%	4/25/47	412,150	210,068	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.068%	12/25/35	613,789	411,132	(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.578%	7/25/36	1,191,294	598,247	(b)
Citigroup Mortgage Loan Trust Inc., 2007-6 1A1A	2.355%	5/25/37	842,732	447,410	(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	5.378%	8/25/47	844,644	658,678	(b)
Countrywide Alternative Loan Trust, 2005-14 3A1	3.180%	5/25/35	728,010	386,730	(b)
Countrywide Alternative Loan Trust, 2005-3CB 1A6	6.901%	3/25/35	1,899,781	280,395	(b)
Countrywide Alternative Loan Trust, 2005-7CB 1A3	6.351%	4/25/35	5,776,595	673,424	(b)
Countrywide Alternative Loan Trust, 2005-J08 2A1	5.000%	6/25/20	422,359	412,025
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.750%	10/25/35	540,236	408,116	(b)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	5.360%	5/25/36	1,520,254	982,162	(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	282,205	204,097
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	2,361,840	1,929,046
Countrywide Home Loans, 2005-11 6A1	0.550%	3/25/35	192,437	125,467	(b)
Countrywide Home Loans, 2005-18 A7	18.839%	10/25/35	115,042	116,187	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.518%	11/25/34	558,229	379,714	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	0.570%	3/25/35	228,406	153,955	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-07 2A1	0.560%	3/25/35	554,768	354,091	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.550%	5/25/35	295,557	194,086	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.374%	2/20/36	511,942	333,169	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.689%	10/20/35	1,722,690	1,091,901	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-J2 3A10	47.856%	8/25/35	144,062	265,565	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.610%	3/25/35	1,350,849	1,162,975	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	274,600	278,881	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.500%	3/25/36	1,030,214	731,636	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	1,296,560	985,026
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 12A1	5.250%	11/25/20	520,719	502,446
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	3,673,926	3,114,651	(d)
Credit Suisse Mortgage Capital Certificates, 2009-5R 2A3	6.032%	7/26/49	4,000,000	3,021,188	(a)(b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2004-CB2 M1	1.030%	7/25/33	777,640	578,737	(b)
Credit-Based Asset Servicing & Securitization, 2005-CB4 M1	0.670%	8/25/35	2,000,000	1,490,652	(b)(d)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR2 3A1	2.702%	10/25/35	2,358,515	1,407,622	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	3.022%	2/25/36	387,998	245,826	(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2007-1 2A1	0.350%	8/25/37	921,030	633,142	(b)
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.214%	6/26/35	2,200,000	2,136,228	(a)(b)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.464%	3/19/45	$807,949	$555,573	(b)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.375%	8/25/35	1,969,751	1,549,085	(b)(d)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1	6.250%	11/25/36	372,976	267,735
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.620%	2/25/37	817,204	504,341	(b)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.880%	10/25/35	1,145,056	1,009,041	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.510%	10/25/45	920,536	608,839	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.460%	4/25/36	1,919,544	1,141,560	(b)
Greenpoint Mortgage Funding Trust, 2006-AR5 A1A	0.330%	10/25/46	202,988	183,288	(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	4.140%	6/25/34	412,193	399,035	(a)(b)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.480%	2/25/35	428,375	364,118	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	861,475	824,247	(a)
GSR Mortgage Loan Trust, 2005-3F 1A15	22.898%	3/25/35	280,955	290,628	(b)
GSR Mortgage Loan Trust, 2005-AR3 3A1	2.795%	5/25/35	499,361	380,078	(b)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.904%	7/25/35	741,985	574,166	(b)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.901%	10/25/35	373,800	283,198	(b)
GSR Mortgage Loan Trust, 2006-10F 4A2	6.401%	1/25/37	2,891,435	554,201	(b)
Harborview Mortgage Loan Trust, 2006-02	2.841%	2/25/36	99,563	55,002	(b)
Home Equity Asset Trust, 2004-2 M1	1.045%	7/25/34	580,665	458,782	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.491%	1/25/37	722,576	477,811	(b)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.450%	5/25/36	273,641	130,549	(b)
IMPAC Secured Assets Corp., 2007-1 A2	0.410%	3/25/37	1,200,000	611,380	(b)
Indymac Inda Mortgage Loan Trust, 2005-AR2 1A1	2.557%	1/25/36	269,523	236,314	(b)
Indymac Inda Mortgage Loan Trust, 2007-AR3 1A1	5.590%	7/25/37	343,936	282,521	(b)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	5.859%	11/25/37	64,745	54,087	(b)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.818%	1/25/35	207,802	159,095	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	5.018%	9/25/35	250,721	226,195	(b)
Indymac Index Mortgage Loan Trust, 2006-AR04 A1A	0.460%	5/25/46	656,905	418,506	(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 3A1	3.981%	5/25/36	1,008,531	616,641	(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	4.913%	3/25/36	963,842	622,096	(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	5.284%	6/25/36	1,505,802	1,278,652	(b)(d)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.846%	6/25/36	900,363	532,468	(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	4.721%	9/25/36	2,990,000	1,410,739	(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	5.034%	5/25/37	4,589,037	2,750,969	(b)(d)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	5.160%	8/25/37	661,111	432,496	(b)
Jefferies & Co., 2009-R3 2A2	3.174%	11/26/34	4,040,045	2,878,532	(a)(b)(c)
Jefferies & Co., 2009-R6 6A2	2.886%	10/26/35	2,981,788	2,266,159	(a)(b)
JPMorgan Alternative Loan Trust, 2006-A4 A7	6.300%	9/25/36	1,150,000	608,832	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	6.066%	3/25/37	1,205,573	778,672	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	2,116,054	1,660,614	(d)
JPMorgan Mortgage Trust, 2006-S2 1A24	5.000%	7/25/36	471,898	427,011
JPMorgan Mortgage Trust, 2006-S2 2A1	5.000%	7/25/36	307,072	297,706
JPMorgan Mortgage Trust, 2006-S2 2A2	5.875%	7/25/36	431,235	425,321
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	483,751	441,245

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	$139,368	$129,227
JPMorgan Mortgage Trust, 2007-S3 2A3	6.000%	8/25/22	179,336	171,020
Lehman Mortgage Trust, 2006-3 2A1	0.610%	7/25/36	7,273,937	3,591,055	(b)(d)
Lehman Mortgage Trust, 2006-3 2A2	6.891%	7/25/36	8,213,375	1,399,350	(b)
Lehman XS Trust, 2005-9N 1A1	0.520%	2/25/36	491,071	302,977	(b)
Lehman XS Trust, 2006-14N 3A2	0.370%	8/25/36	551,481	287,377	(b)
Lehman XS Trust, 2006-19 A4	0.420%	12/25/36	914,120	507,417	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.644%	10/25/34	327,152	274,510	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7	2.899%	11/21/34	600,000	587,366	(b)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.589%	12/25/34	150,350	117,285	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	4.972%	2/25/36	298,692	282,280	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.460%	4/25/46	596,820	337,360	(b)
MASTR Alternative Loans Trust, 2006-2 2A4	6.901%	3/25/36	2,741,713	597,175	(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,547,312
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	25,353	25,621	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.456%	5/25/36	2,937,102	2,627,561	(a)(b)(d)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.636%	2/25/35	650,000	593,520	(b)(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	5.832%	3/25/36	170,772	118,225	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.952%	8/25/34	756,478	653,384	(b)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	5.401%	9/25/35	87,879	69,187	(b)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1A1	0.530%	2/25/36	2,564,400	1,579,189	(b)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1AX	3.689%	2/25/36	23,289,176	2,096,026	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.320%	6/25/36	488,067	243,185	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	5.475%	11/25/37	3,020,850	2,177,518	(b)(d)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	228,049	232,041	(a)(d)
Option One Mortgage Loan Trust, 2001-4 A	0.850%	1/25/32	19,440	17,742	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,830,696	1,654,626	(a)(d)
RAAC Series, 2006-RP3 A	0.520%	5/25/36	1,304,637	839,030	(a)(b)
RAAC Series, 2007-RP2 A	0.600%	2/25/46	645,512	424,235	(a)(b)
RAAC Series, 2007-RP3 A	0.630%	10/25/46	1,944,838	1,272,878	(a)(b)
RAAC Series, 2007-SP3 A1	1.450%	9/25/47	939,669	747,222	(b)
Renaissance Home Equity Loan Trust, 2002-3 A	1.010%	12/25/32	1,629,564	1,222,477	(b)(d)
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.490%	8/25/36	800,000	478,796	(b)
Residential Accredit Loans Inc., 2006-QA1 A11	3.448%	1/25/36	1,298,461	784,602	(b)
Residential Accredit Loans Inc., 2006-QA1 A31	6.152%	1/25/36	4,218,061	2,736,507	(b)(d)
Residential Accredit Loans Inc., 2006-QA4 A	0.430%	5/25/36	868,469	450,049	(b)
Residential Accredit Loans Inc., 2007-QA2 A1	0.380%	2/25/37	1,014,222	601,037	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	179,647	186,713
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	491,868	515,509
Residential Asset Securitization Trust, 2005-A05 A1	0.550%	5/25/35	1,015,494	893,662	(b)
Residential Asset Securitization Trust, 2005-A05 A2	4.951%	5/25/35	3,349,810	266,228	(b)
Residential Asset Securitization Trust, 2005-A13 1A3	0.720%	10/25/35	439,787	334,758	(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Residential Asset Securitization Trust, 2005-A13 1A4	4.781%	10/25/35	$439,787	$57,983	(b)
Residential Asset Securitization Trust, 2006-A1 1A6	0.750%	4/25/36	2,984,842	1,927,459	(b)(d)
Residential Asset Securitization Trust, 2006-A1 1A7	5.251%	4/25/36	2,984,842	392,588	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	880,472	718,131
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.896%	8/25/36	1,251,565	1,145,911	(b)
Residential Funding Securities LLC, 2003-RP2 A1	0.700%	6/25/33	89,305	75,940	(a)(b)
Structured ARM Loan Trust, 2004-07 A3	0.740%	6/25/34	277,232	230,734	(b)
Structured ARM Loan Trust, 2004-16 1A2	2.708%	11/25/34	946,572	745,480	(b)
Structured ARM Loan Trust, 2004-18 1A2	2.724%	12/25/34	1,015,502	806,149	(b)
Structured ARM Loan Trust, 2005-01 1A1	2.607%	2/25/35	2,141,839	1,555,522	(b)(d)
Structured ARM Loan Trust, 2005-04 1A1	2.681%	3/25/35	425,260	309,536	(b)
Structured ARM Loan Trust, 2005-04 3A1	2.597%	3/25/35	168,640	140,856	(b)
Structured ARM Loan Trust, 2005-04 5A	5.471%	3/25/35	998,510	942,447	(b)
Structured ARM Loan Trust, 2005-07 1A3	2.705%	4/25/35	223,003	171,602	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.565%	6/25/35	273,611	221,344	(b)
Structured ARM Loan Trust, 2005-15 1A1	2.602%	7/25/35	576,305	444,942	(b)
Structured ARM Loan Trust, 2005-22 1A4	2.569%	12/25/35	2,270,000	1,009,947	(b)
Structured ARM Loan Trust, 2006-1 5A2	2.943%	2/25/36	550,000	362,881	(b)
Structured ARM Loan Trust, 2006-4 4A1	5.504%	5/25/36	931,101	731,474	(b)
Structured ARM Loan Trust, 2006-8 3A5	5.208%	9/25/36	2,470,000	1,769,619	(b)
Structured ARM Loan Trust, 2007-5 2A2	5.357%	6/25/37	1,300,000	752,600	(b)
Structured ARM Loan Trust, 2007-7 1A1	0.550%	8/25/37	2,900,817	1,928,055	(b)
Structured Asset Investment Loan Trust, 2003-BC10 A4	1.250%	10/25/33	860,000	744,185	(b)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.470%	5/25/46	940,151	462,592	(b)
Structured Asset Securities Corp., 1999-RF1 A	7.582%	10/15/28	1,404,982	1,374,561	(a)(b)
Structured Asset Securities Corp., 2003-37A 3A7	2.573%	12/25/33	1,040,301	924,443	(b)(d)
Structured Asset Securities Corp., 2004-NP1 A	0.650%	9/25/33	409,900	383,133	(a)(b)(d)
Structured Asset Securities Corp., 2005-2XS 1A5B	4.650%	2/25/35	3,162,166	3,107,561	(d)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	2,710,000	2,656,041	(d)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	500,000	424,308
Structured Asset Securities Corp., 2005-RF1 A	0.600%	3/25/35	155,562	134,356	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.600%	4/25/35	147,237	122,082	(a)(b)
Structured Asset Securities Corp., 2006-GEL3 A2	0.480%	7/25/36	2,420,000	1,791,872	(a)(b)(d)
Structured Asset Securities Corp., 2006-RF3 1A1	6.000%	10/25/36	211,990	211,686	(a)
Structured Asset Securities Corp., 2006-RF4 2A1	6.000%	10/25/36	184,952	180,010	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.154%	9/25/37	1,572,418	1,558,033	(b)(d)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.510%	3/25/36	471,108	356,557	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.073%	10/20/35	417,980	397,554	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A3	3.073%	10/20/35	1,450,000	1,230,606	(b)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A1	0.330%	1/25/37	478,881	287,751	(b)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A2	0.430%	1/25/37	1,128,315	680,742	(b)
WaMu Alternative Mortgage Pass-Through Certificates, 2006-5 1A1	0.850%	7/25/36	318,570	205,632	(b)
WaMu Alternative Mortgage Pass-Through Certificates, 2007-3 A9	6.411%	4/25/37	9,680,807	1,488,709	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR10 A3	0.800%	7/25/44	193,904	153,317	(b)
WaMu Mortgage Pass-Through Certificates, 2005-07 1A6	47.306%	9/25/35	127,821	189,126	(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
WaMu Mortgage Pass-Through Certificates, 2005-09 5A4	34.104%	11/25/35	$237,216	$289,664	(b)
WaMu Mortgage Pass-Through Certificates, 2005-10 2A3	1.150%	11/25/35	452,404	306,304	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A5	2.695%	5/25/35	1,030,000	951,271	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A6	2.695%	5/25/35	550,000	458,782	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.740%	10/25/45	769,283	439,024	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	2.670%	12/25/35	283,153	272,006	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR08 3A2	5.923%	8/25/36	290,000	260,118	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 1A2	5.846%	9/25/36	202,853	180,731	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 A1	0.350%	12/25/36	1,020,674	599,244	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR16 2A2	5.562%	12/25/36	800,000	651,448	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	5.368%	3/25/37	1,789,687	1,324,482	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 4A1	4.056%	3/25/37	327,495	282,729	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY6 1A1	5.350%	6/25/37	5,000,556	3,622,210	(b)(d)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	3.469%	7/25/37	303,364	205,566	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 3A1	5.643%	7/25/37	644,559	508,379	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 1A	1.012%	3/25/47	411,820	274,951	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A	2.734%	3/25/47	417,308	280,080	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR18 1A3A	2.582%	1/25/36	440,000	364,680	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	2.775%	4/25/36	100,000	79,507	(b)
Wells Fargo Mortgage Backed Securities Trust, 2007-8 1A14	38.283%	7/25/37	482,762	707,871	(b)
Wells Fargo Mortgage Backed Securities Trust, 2007-8 2A6	6.000%	7/25/37	350,000	302,172
Total Residential Mortgage-Backed Securities (Cost — $162,716,629)				175,252,045
Asset-Backed Securities — 3.4%
Access Group Inc., 2001 1A2	0.482%	5/25/29	1,994,857	1,859,638	(b)(d)
Associates Manufactured Housing Pass-Through Certificates, 1997-1 B1	7.600%	6/15/28	494,713	516,160	(b)(e)
Greenpoint Manufactured Housing, 1999-2 A2	3.252%	3/18/29	425,000	348,500	(b)(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	440,000	378,941
Greenpoint Manufactured Housing, 1999-3 2A2	3.754%	6/19/29	250,000	205,000	(b)(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.754%	2/20/30	200,000	164,000	(b)(c)
Greenpoint Manufactured Housing, 2000-6 A3	2.262%	11/22/31	325,000	275,691	(b)(c)
Greenpoint Manufactured Housing, 2000-7 A2	3.754%	11/17/31	775,000	657,418	(b)(c)
Greenpoint Manufactured Housing, 2001-2 IA2	2.266%	2/20/32	100,000	84,000	(b)(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	2.255%	3/13/32	150,000	126,000	(b)(c)
Mid-State Trust, 2005-1 M2	7.079%	1/15/40	1,712,350	1,629,306
Origen Manufactured Housing, 2006-A A2	0.225%	10/15/37	2,100,000	1,386,000	(b)(c)
Origen Manufactured Housing, 2007-A A2	0.225%	4/15/37	3,100,000	1,999,500	(b)(c)
Total Asset-Backed Securities (Cost — $9,353,177)				9,630,154

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

SECURITY		SHARES	VALUE
PPIP Limited Partnerships — 30.9%
RLJ Western Asset Public Private Master Fund, LP (Cost — $77,030,321)		1	$86,485,044	(c)(e)(f)
TOTAL INVESTMENTS — 100.0% (Cost — $257,081,629#)			$279,664,326
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	Illiquid security.
(f)	Investment through RLJ Western Asset Public/Private Collector Fund, LP, which is affiliated with Legg Mason, Inc.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARM	- Adjustable Rate Mortgage
	IO	- Interest Only

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022. The Fund invests at least 80% of its Managed Assets (total assets of the Fund plus any implicit leverage at the Master Fund (defined below) level attributable to the Fund’s investment in the Feeder Fund (defined below)) in MBS directly, and indirectly by investing in the RLJ Western Asset Public/Private Collector Fund, LP (the “Feeder Fund”) which invests substantially all of its assets available for investment, alongside the U.S. Department of the Treasury (the “Treasury”), in the RLJ Western Asset Public/Private Master Fund, LP (the “Master Fund”) that has been organized to invest directly in MBS and other assets eligible for purchase under the Legacy Securities Public-Private Investment Program (“PPIP”). As a secondary investment objective, the Fund will seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund’s investment in the Feeder Fund is valued by determining the Fund’s pro rata ownership interest in the net assets of the Master Fund. On a daily basis, the Fund receives the net asset value of the Master Fund, which is used along with other inputs to derive a value for the Fund’s investment in the Feeder Fund.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Commercial mortgage-backed securities	—	$6,058,051	$2,239,032	$8,297,083
Residential mortgage-backed securities	—	168,398,220	6,853,825	175,252,045
Asset-backed securities	—	4,384,045	5,246,109	9,630,154
PPIP limited partnership	—	—	86,485,044	86,485,044
Total investments	—	$178,840,316	$100,824,010	$279,664,326

†See Schedule of Investments for additional detailed categorizations.

INVESTMENTS IN SECURITIES	COMMERCIAL MORTGAGE- BACKED SECURITIES	RESIDENTIAL MORTGAGE- BACKED SECURITIES	ASSET- BACKED SECURITIES	PPIP LIMITED PARTNERSHIP	TOTAL
Balance as of December 31, 2010	—	$2,380,000	$1,922,000	$82,487,040	$86,789,040
Accrued premiums/discounts	—	11,901	12,034	—	23,935
Realized gain(loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	$37,931	706,064	70,194	2,387,386	3,201,575
Net purchases (sales)	1,933,122	2,019,249	1,855,881	—	5,808,252
Undistributed earnings	—	—	—	1,610,618	1,610,618
Transfers in to Level 3	267,979	4,757,799	1,386,000	—	6,411,778
Transfers out of Level 3	—	(3,021,188)	—	—	(3,021,188)
Balance as of March 31, 2011	$2,239,032	$6,853,825	$5,246,109	$86,485,044	$100,824,010
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(1)	$37,931	$76,778	$70,194	$2,387,386	$2,572,289

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (cont’d)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a Fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) PPIP Investment. On March 23, 2009, the Treasury, in conjunction with the Federal Deposit Insurance Corporation and the Board of Governors of the United States Federal Reserve (the “Federal Reserve”), announced the creation of PPIP. PPIP calls for the creation of public private investment funds (“PPIP Limited Partnerships”), such as the Master Fund, through which privately raised capital and Treasury capital are pooled together to facilitate the purchase of PPIP Eligible Assets. PPIP Eligible Assets are those assets determined by the Treasury, from time to time, to be eligible for investment by the Master Fund. Eligible Assets currently include RMBS and CMBS issued prior to 2009 that were originally rated AAA or that received an equivalent rating by two or more nationally recognized statistical rating organizations without ratings enhancement and that are secured directly by actual mortgage loans, leases or other assets and not other securities (other than certain swap positions, as determined by the Treasury).

The Feeder Fund and Master Fund are Delaware limited partnerships formed to provide certain qualified institutional investors with access to PPIP. The Feeder Fund will participate in PPIP by investing all or substantially all of its assets available for investment, alongside the Treasury, in the Master Fund. The Feeder Fund’s investment objective is to generate attractive returns for investors through long term opportunistic investments in PPIP Eligible Assets. The Master Fund has an investment objective that is consistent with that of the Feeder Fund. The Fund’s interests in the Feeder Fund will be substantially identical to those of the other investors in the Feeder Fund in all material respects except with respect to fees payable in connection with PPIP. Investors in the Fund pay a management fee on the Fund’s Managed Assets, which includes total assets attributable to the Fund’s direct investments and its indirect investment in the leveraged Master Fund. The Feeder Fund invests all of its assets in the Master Fund. The Master Fund invests directly in a portfolio of PPIP Eligible Assets and borrows from the Treasury through a senior secured term loan facility. Neither the Feeder Fund nor the Master Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act, and neither the Feeder Fund nor the Master Fund’s interests are registered under the Securities Act of 1933, as amended.

Pursuant to the terms of the partnership agreement governing the Feeder Fund, the Fund generally may not withdraw from the Feeder Fund, and the Fund may not, directly or indirectly, sell, assign, pledge, exchange or otherwise transfer its interest in the Feeder Fund, in whole or in part, without the prior written consent of the General Partner. As a result, the Fund’s investment in the Feeder Fund is illiquid.

The Master Fund is expected to terminate on or around November 5, 2017 (unless terminated earlier pursuant to certain conditions), subject to extension at the discretion of the General Partner with the written consent of the Treasury for consecutive periods of up to one year each and up to a maximum of two years. Upon its termination, it is anticipated that the Master Fund (and in turn the Feeder Fund) will distribute substantially all of its net assets to its partners on a pro-rata basis.

Notes to Schedule of Investments (unaudited) (cont’d)

On March 12, 2010 the Fund made a subscription for an investment into the Feeder Fund of $68,000,000, $51,000,000 of which was immediately drawn and invested into the Feeder Fund. The Fund made additional investments into the Feeder Fund of $6,800,000, $5,440,000 and $4,760,000 on April 27, 2010, May 20, 2010 and July 6, 2010, respectively. As of March 31, 2011, the Fund has a 12.52% ownership interest in the Feeder Fund and indirectly, 5.48% in the Master Fund through its investment in the Feeder Fund. Additionally, as of March 31, 2011, the Fund had no undrawn capital commitment to the Feeder Fund.

The Fund, as a new investor in the Feeder Fund, was required to pay interest on a portion of its investment into the Feeder Fund at an annual rate equal to the prime rate plus 2%. This interest equivalent or “equalization” payment, which totaled $432,312, compensated prior investors for the use of their contributed capital between initial and subsequent closings and to therefore ensure the equitable treatment of all investors.

(e) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and possibly through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” means net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding. Currently, the Fund has no intention to issue notes or debt securities or Preferred Stock. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering related obligations.

The Master Fund is expected to borrow money from the Treasury for investment purposes in an amount equal to approximately 50% of the Master Fund’s total assets immediately after giving effect to the borrowing (the “Treasury Debt Financing”). The Master Fund will bear the interest expense and other financing costs arising out of its use of the Treasury Debt Financing. To the extent the Fund invests in the Master Fund, through its investment in the Feeder Fund, the Fund will be subject to the implicit risks (and potential benefits) of such leverage. The Fund will also bear its allocable share of the Master Fund’s cost of leverage. While such implicit leverage will not constitute actual borrowing of the Fund for purposes of the 1940 Act, in an effort to mitigate the overall risk of leverage, the Fund does not intend to incur additional direct leverage at the Fund level to the extent that its existing direct leverage at the Fund level and its implicit leverage through its investment in the Master Fund exceeds 33 1/3% of the Fund’s Managed Assets immediately after Borrowings and/or issuances Preferred Stock at the Fund level. “Managed Assets” means the Total Assets of the Fund plus any implicit leverage at the Master Fund level attributable to the Fund’s investment in the Feeder Fund.

(f) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Mortgage-backed securities. Mortgage-Backed Securities (“MBS”) include CMBS and RMBS. These securities depend on payments (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily from the cash flow from secured commercial or residential mortgage loans made to borrowers. Such loans are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by commercial or residential real estate, the proceeds of which are used to purchase and or to construct commercial or residential real estate. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Master Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (cont’d)

2.  Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,595,684
Gross unrealized depreciation	(1,012,987)
Net unrealized appreciation	$22,582,697

Transactions in reverse repurchase agreements for the Fund during the period ended March 31, 2011 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$44,705,890	1.38%	$45,511,393

*  Average based on the number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.100% to 1.566% for the period ended March 31, 2011. Interest expense incurred on reverse repurchase agreements totaled $154,017.

At March 31, 2011, the Fund had the following open reverse repurchase agreements:

Security	Face amount

Reverse repurchase agreement with Barclays, dated 11/5/10 bearing 1.542% to be repurchased at $880,868 on 5/6/11, collateralized by: $1,130,000, Structured Asset Securities Corp., 4.790% due 3/25/35; Market value (including accrued interest) $1,112,011	$874,055

Reverse repurchase agreement with Barclays, dated 11/5/10 bearing 1.542% to be repurchased at $589,883 on 5/6/11, collateralized by: $849,146, Credit Suisse Mortgage Capital Certificates, 5.500% due 10/25/21; Market value (including accrued interest) $723,774	585,321

Reverse repurchase agreement with Barclays, dated 11/10/10 bearing 1.542% to be repurchased at $2,016,769 on 5/6/11, collateralized by: $7,273,937, Lehman Mortgage Trust, 0.610% due 7/25/36; Market value (including accrued interest) $3,591,890	2,001,595

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $1,524,557 on 5/16/11, collateralized by: $3,490,000, Bayview Financial Acquisition Trust, 0.698% due 4/28/39; Market value (including accrued interest) $2,723,956	1,514,660

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $328,204 on 5/16/11, collateralized by: $409,900, Structured Asset Securities Corp., 0.650% due 9/25/33; Market value (including accrued interest) $383,185	326,073

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $204,251 on 5/16/11, collateralized by: $228,049, Nomura Asset Acceptance Corp., 6.500% due 3/25/34; Market value (including accrued interest) $233,277	202,925

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.543% to be repurchased at $1,231,660 on 5/16/11, collateralized by: $1,580,000, Structured Asset Securities Corp., 4.790% due 3/25/35; Market value (including accrued interest) $1,554,847	1,222,130

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $574,074 on 5/16/11, collateralized by: $1,086,376, Renaissance Home Equity Loan Trust, 1.010% due 12/25/32; Market value (including accrued interest) $815,198	570,347

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $287,037 on 5/16/11, collateralized by: $543,188, Renaissance Home Equity Loan Trust, 1.010% due 12/25/32; Market value (including accrued interest) $407,599	285,174

Notes to Schedule of Investments (unaudited) (cont’d)

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $413,484 on 5/16/11, collateralized by: $650,000, Merrill Lynch Mortgage Investors Trust, 2.636% due 2/25/35; Market value (including accrued interest) $594,955	410,800

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $411,311 on 5/16/11, collateralized by: $548,351, Structured Asset Securities Corp., 2.573% due 12/25/33; Market value (including accrued interest) $488,458	408,640

Reverse repurchase agreement with Barclays, dated 11/15/10 bearing 1.293% to be repurchased at $441,466 on 5/16/11, collateralized by: $600,000, MASTR Adjustable Rate Mortgages Trust, 2.899% due 11/21/34; Market value (including accrued interest) $588,816	438,600

Reverse repurchase agreement with Barclays, dated 11/22/10 bearing 1.543% to be repurchased at $1,066,771 on 5/16/11, collateralized by: $2,059,332, Accredited Mortgage Loan Trust, 4.460% due 1/25/34; Market value (including accrued interest) $1,648,158	1,058,832

Reverse repurchase agreement with Barclays, dated 11/22/10 bearing 1.543% to be repurchased at $1,093,885 on 5/16/11, collateralized by: $2,116,054, JPMorgan Mortgage Trust, 6.500% due 1/25/36; Market value (including accrued interest) $1,672,076	1,085,744

Reverse repurchase agreement with Barclays, dated 11/22/10 bearing 1.543% to be repurchased at $2,312,209 on 5/16/11, collateralized by: $3,600,000, Banc of America Funding Corp., 6.000% due 9/25/36; Market value (including accrued interest) $3,605,213	2,295,000

Reverse repurchase agreement with Barclays, dated 11/22/10 bearing 1.543% to be repurchased at $1,639,114 on 5/16/11, collateralized by: $4,589,037, Indymac Index Mortgage Loan Trust, 5.034% due 5/25/37; Market value (including accrued interest) $2,770,222	1,626,915

Reverse repurchase agreement with Barclays, dated 11/22/10 bearing 1.543% to be repurchased at $1,961,736 on 5/16/11, collateralized by: $2,824,780, Credit Suisse Mortgage Capital Certificates, 5.500% due 10/25/21; Market value (including accrued interest) $2,407,716	1,947,136

Reverse repurchase agreement with Barclays, dated 11/22/10 bearing 1.543% to be repurchased at $1,087,718 on 5/16/11, collateralized by: $1,969,751, First Horizon Alternative Mortgage Securities, 2.375% due 8/25/35; Market value (including accrued interest) $1,552,984	1,079,623

Reverse repurchase agreement with Barclays, dated 11/22/10 bearing 1.543% to be repurchased at $2,318,821 on 5/16/11, collateralized by: $3,162,166, Structured Asset Securities Corp., 4.650% due 2/25/35; Market value (including accrued interest) $3,119,815	2,301,563

Reverse repurchase agreement with Barclays, dated 2/24/11 bearing 1.566% to be repurchased at $1,303,933 on 8/24/11, collateralized by: $2,300,000, Chase Mortgage Finance Corp., 2.814% due 1/25/36; Market value (including accrued interest) $1,758,970	1,293,750

Reverse repurchase agreement with Barclays, dated 3/31/11 bearing 1.561% to be repurchased at $1,133,385 on 9/30/11, collateralized by: $2,141,839, Structured ARM Loan Trust, 2.607% due 2/25/35; Market value (including accrued interest) $1,560,175	1,124,465

Reverse repurchase agreement with Barclays, dated 3/31/11 bearing 1.561% to be repurchased at $2,492,178 on 9/30/11, collateralized by: $4,578,822, WaMu Mortgage Pass-Through Certificates, 5.350% due 6/25/37; Market value (including accrued interest) $3,337,135	2,472,564

Reverse repurchase agreement with Barclays, dated 3/31/11 bearing 1.561% to be repurchased at $1,162,230 on 9/30/11, collateralized by: $2,889,934, Bayview Financial Acquisition Trust, 0.598% due 5/28/37; Market value (including accrued interest) $1,670,867	1,153,084

Reverse repurchase agreement with Barclays, dated 3/31/11 bearing 1.561% to be repurchased at $1,306,916 on 9/30/11, collateralized by: $2,894,263, Banc of America Funding Corp., 5.429% due 5/20/36; Market value (including accrued interest) $1,949,989	1,296,630

Notes to Schedule of Investments (unaudited) (cont’d)

Reverse repurchase agreement with Barclays, dated 3/31/11 bearing 1.561% to be repurchased at $1,328,557 on 9/30/11, collateralized by: $1,830,696, Prime Mortgage Trust, 5.500% due 5/25/35; Market value (including accrued interest) $1,663,017	1,318,101

Reverse repurchase agreement with Barclays, dated 3/31/11 bearing 1.561% to be repurchased at $853,732 on 9/30/11, collateralized by: $1,505,802, Indymac Index Mortgage Loan Trust, 5.284% due 6/25/36; Market value (including accrued interest) $1,285,283	847,013

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $1,327,300 on 5/16/11, collateralized by: $2,200,000, Deutsche Mortgage Securities Inc., 5.214% due 6/26/35; Market value (including accrued interest) $2,145,792	1,320,000

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $1,562,902 on 5/16/11, collateralized by: $2,984,842, Residential Asset Securitization Trust, 0.750% due 4/25/36; Market value (including accrued interest) $1,927,880	1,554,306

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $1,010,812 on 5/16/11, collateralized by: $1,156,493, Chase Mortgage Finance Corp., 5.500% due 11/25/21; Market value (including accrued interest) $1,099,060	1,005,252

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $1,216,005 on 5/16/11, collateralized by: $1,572,418, Thornburg Mortgage Securities Trust, 6.154% due 9/25/37; Market value (including accrued interest) $1,566,097	1,209,317

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $1,406,023 on 5/16/11, collateralized by: $2,024,494, MASTR Reperforming Loan Trust, 5.456% due 5/25/36; Market value (including accrued interest) $1,820,337	1,398,290

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $2,000,253 on 5/16/11, collateralized by: $4,218,061, Residential Accredit Loans Inc., 6.152% due 1/25/36; Market value (including accrued interest) $2,758,133	1,989,251

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $1,435,843 on 5/16/11, collateralized by: $3,020,850, Morgan Stanley Mortgage Loan Trust, 5.475% due 11/25/37; Market value (including accrued interest) $2,191,301	1,427,946

Reverse repurchase agreement with Credit Suisse, dated 11/16/10 bearing 1.100% to be repurchased at $1,041,730 on 5/16/11, collateralized by: $2,000,000, Credit-Based Asset Servicing & Securitization, 0.670% due 8/25/35; Market value (including accrued interest) $1,490,912	1,036,000

Reverse repurchase agreement with Credit Suisse, dated 12/16/10 bearing 1.250% to be repurchased at $1,329,874 on 6/6/11, collateralized by: $1,595,886, Access Group Inc., 0.482% due 5/25/29; Market value (including accrued interest) $1,488,457	1,321,979

Reverse repurchase agreement with Credit Suisse, dated 12/16/10 bearing 1.250% to be repurchased at $999,936 on 6/6/11, collateralized by: $2,000,000, Structured Asset Securities Corp., 0.480% due 7/25/36; Market value (including accrued interest) $1,481,072	994,000

Reverse repurchase agreement with Credit Suisse, dated 2/4/11 bearing 1.100% to be repurchased at $528,125 on 5/16/11, collateralized by: $875,567, Banc of America Funding Corp., 4.012% due 7/20/36; Market value (including accrued interest) $793,821	526,500

Reverse repurchase agreement with Credit Suisse, dated 3/9/11 bearing 1.100% to be repurchased at $1,703,532 on 5/16/11, collateralized by: $3,500,000, Credit Suisse Mortgage Capital Certificates, 6.032% due 7/26/49; Market value (including accrued interest) $2,661,132	1,700,000
Total reverse repurchase agreements (Proceeds - $45,223,581)	$45,223,581

Notes to Schedule of Investments (unaudited) (cont’d)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011